Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Effects of Reinsurance
The effects of the reinsurance agreements on the accompanying Consolidated Financial Statements for the years ended December 31, 2020 and 2019, respectively, are as follows:

December 31,	2020	2019
	(in thousands)
Premiums earned, gross	$666,297	$457,758
Premiums earned, ceded	(599)	(832)
Net premiums earned	$665,698	$456,926

December 31,	2020	2019
	(in thousands)
Claims incurred, gross	$590,951	$452,261
Claims incurred, ceded	(483)	(1,616)
Net claims incurred and claims adjustment expense	$590,468	$450,645
Reinsurance recoverable and reinsurance premium payable as of December 31, 2020 and 2019, respectively, were comprised of the following:

December 31,	2020	2019
	(in thousands)
Reinsurance recoverable on paid claims	$—	$481
Reinsurance recoverable on unpaid claims	—	—
Reinsurance premium payable	—	—
Reinsurance recoverable, net	$—	$481